share-based compensation - Restricted share units (Details) - EquityInstruments	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
TELUS Corporation restricted share units
share-based compensation
Outstanding	10,530,092		6,914,155
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	500,204		298,957
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	1,500,613		896,870
Restricted share units with only service conditions
share-based compensation
Outstanding	8,529,275		5,718,328
Restricted share units without market performance conditions share-based compensation
Outstanding	9,029,479	8,943,373	6,017,285